OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES	12 Months Ended
Dec. 31, 2017
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES [Abstract]
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES
NOTE 3:	OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES

	December 31,
	2017	2016
	$	$

Prepaid expenses	141	304
Advances to suppliers	211	245
Government institutions	118	708
Recovery of pre-acquisition receivable	1,384	-
Other	844	1,243

	2,698	2,500